Schedule of Convertible Promissory Notes Issued (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2021	Nov. 30, 2020
Short-Term Debt [Line Items]
Convertible notes payable			$ 477,000	$ 285,000
2020 [Member]
Short-Term Debt [Line Items]
Convertible notes payable		1,075,000
Principal amount		1,075,000
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal amount		$ 25,000 [1]		$ 525,000	$ 300,000
Issue date		Jan. 02, 2020
Conversion rate		3.00%
Convertible Promissory Notes One [Member]
Short-Term Debt [Line Items]
Principal amount	[2]	$ 250,000
Issue date		Jan. 23, 2020
Conversion rate		3.00%
Convertible Promissory Notes Two [Member]
Short-Term Debt [Line Items]
Principal amount	[1]	$ 300,000
Issue date		Mar. 09, 2020
Conversion rate		3.00%
Convertible Promissory Notes Three [Member]
Short-Term Debt [Line Items]
Principal amount	[2]	$ 50,000
Issue date		May 01, 2020
Conversion rate		3.00%
Convertible Promissory Notes Four [Member]
Short-Term Debt [Line Items]
Principal amount	[2]	$ 50,000
Issue date		May 27, 2020
Conversion rate		3.00%
Convertible Promissory Notes Five [Member]
Short-Term Debt [Line Items]
Principal amount	[2]	$ 50,000
Issue date		May 27, 2020
Conversion rate		3.00%
Convertible Promissory Notes Six [Member]
Short-Term Debt [Line Items]
Principal amount	[3]	$ 100,000
Issue date		Jun. 24, 2020
Conversion rate		5.00%
Convertible Promissory Notes Seven [Member]
Short-Term Debt [Line Items]
Principal amount	[4]	$ 125,000
Issue date		Sep. 11, 2020
Conversion rate		5.00%
Convertible Promissory Notes Eight [Member]
Short-Term Debt [Line Items]
Principal amount	[4]	$ 125,000
Issue date		Sep. 16, 2020
Conversion rate		5.00%

[1]	Issued to a non-affiliate.
[2]	Issued to a Secured and Collateralized Lending LLC, an entity run by a consultant of the Company.
[3]	Issued to BBBY, Ltd, an LLC of which Byron Young, a Company Director, is a manager and a member.
[4]	Issued to Asia Pacific Partners Inc., an entity run by a consultant of the Company.